ORGANIZATION AND NATURE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2021
Dada Group (HK) Limited ("Dada HK")
Subsidiary or Equity Method Investee [Line Items]
Economic ownership (as a percent)	100.00%
Dada Glory Network Technology (Shanghai) Co., Ltd. ("Dada Glory")
Subsidiary or Equity Method Investee [Line Items]
Economic ownership (as a percent)	100.00%
Shanghai JD Daojia Yuanxin Information Technology Co., Ltd. ("Shanghai JDDJ")
Subsidiary or Equity Method Investee [Line Items]
Economic ownership (as a percent)	100.00%
Shanghai Qusheng Internet Technology Co. Ltd. ("Shanghai Qusheng")
Subsidiary or Equity Method Investee [Line Items]
VIEs ownership (as a percent)	100.00%
Shanghai JD Daojia Youheng E-Commerce Information Technology Co., Ltd. ("JDDJ Youheng")
Subsidiary or Equity Method Investee [Line Items]
Economic ownership (as a percent)	100.00%